Credit Facilities, Subordinated – Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Subordinated Borrowings [Abstract]
Schedule of credit facilities with related parties
	December 31,
	2020	2019

Second Credit Facility, net of debt discount of $0	$150,000	$150,000